Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation

Property and equipment, at cost less accumulated depreciation, consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Buildings and improvements	$3,971,274	$4,005,600
Computer and office equipment	146,854	158,033
Machinery and equipment	1,799,649	1,817,171
Vehicles	807,629	773,097
Subtotal	6,725,406	6,753,901
Less: accumulated depreciation	(4,038,328)	(3,963,010)
Property and equipment, net	$2,687,078	$2,790,891